Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, net
3	Accounts and notes receivable, net

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts and notes receivable	163,933	88,706	13,595
Less: allowance for doubtful accounts	(28,516)	(43,820)	(6,716)

Total accounts and notes receivable, net	135,417	44,886	6,879

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of year	9,308	28,516	4,370
Provisions	20,054	18,732	2,871
Write-offs	(846)	(3,428)	(525)

Balance at end of year	28,516	43,820	6,716